Accumulated Other Comprehensive Loss (Shareholders' Equity Activities) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance				$ 1,853				$ 1,718	$ 1,853	$ 1,718	$ 1,197
Acquisition of noncontrolling interest											69
Share-based compensation									12	12	10
Stock Issued During Period, Value, Stock Options Exercised									4	5	2
Dividends, Common Stock, Cash									(57)	(46)	(44)
Distributions to noncontrolling interests									(4)	(14)	(3)
Other noncontrolling interests activity											2
Net (loss) income	$ 20	$ 52	$ (39)	(84)	$ 59	$ 58	$ 50	42	(51)	209	310
Other comprehensive (loss) income, net of tax									(96)	(77)	12
Ending Balance	1,609				1,853				$ 1,609	$ 1,853	$ 1,718
Dividends declared per share (usd per share)									$ 0.40	$ 0.32	$ 0.32
PIC
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance				2,206				2,190	$ 2,206	$ 2,190	$ 2,091
Acquisition of noncontrolling interest											69
Share-based compensation									12	12	10
Stock Issued During Period, Value, Stock Options Exercised									4	5	2
Ending Balance	2,222				2,206				2,222	2,206	2,190
Retained Earnings
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance				1,437				1,235	1,437	1,235	854
Dividends, Common Stock, Cash									(57)	(46)	(44)
Net (loss) income									(72)	202	281
Ending Balance	1,305				1,437				1,305	1,437	1,235
Treasury Stock
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance				(817)				(817)	(817)	(817)	(818)
Ending Balance	(864)				(817)				(864)	(817)	(817)
AOCL
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance				(987)				(910)	(987)	(910)	(922)
Other comprehensive (loss) income, net of tax									(96)	(77)	12
Ending Balance	(1,083)				(987)				(1,083)	(987)	(910)
NCI
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance				14				20	14	20	(8)
Distributions to noncontrolling interests									(4)	(14)	(3)
Other noncontrolling interests activity											2
Net (loss) income									21	7	29
Ending Balance	$ 29				14				29	14	20
Adjusted balance
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance				1,850				1,764	1,850	1,764	1,341
Ending Balance					1,850					1,850	1,764
Adjusted balance | PIC
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance				2,206				2,190	2,206	2,190	2,091
Ending Balance					2,206					2,206	2,190
Adjusted balance | Retained Earnings
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance				1,434				1,281	1,434	1,281	998
Ending Balance					1,434					1,434	1,281
Adjusted balance | Treasury Stock
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance				(817)				(817)	(817)	(817)	(818)
Ending Balance					(817)					(817)	(817)
Adjusted balance | AOCL
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance				(987)				(910)	(987)	(910)	(922)
Ending Balance					(987)					(987)	(910)
Adjusted balance | NCI
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance				14				20	14	20	(8)
Ending Balance					14					14	20
Adjustment
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance				(3)					(3)		144
Ending Balance					(3)					(3)
Adjustment | ASC 842
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance								21		21
Ending Balance											21
Adjustment | ASC 606
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance								25		25
Ending Balance											25
Adjustment | Retained Earnings
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance				$ (3)					$ (3)		144
Ending Balance					$ (3)					(3)
Adjustment | Retained Earnings | ASC 842
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance								21		21
Ending Balance											21
Adjustment | Retained Earnings | ASC 606
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance								$ 25		$ 25
Ending Balance											$ 25